S-K 1603(a)(7) Sponsor Controlling Persons	Oct. 28, 2026
Alessandro Lamberti And Pier Luigi De Flammineis
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Alessandro Lamberti and Mr. Pier Luigi De Flammineis